SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

Common shares and shareholders

On September 21, 2006, Inversiones Los Avellanos S.A., Hazels (Bahamas) Investments Inc. and Solimar Holdings Ltd. (collectively the "Original Shareholders") signed a second amended and restated shareholders agreement.  The shares held directly by our Original Shareholders expressly are entitled to seven votes per share and all other holders of our common stock are entitled to one vote per share.  The special voting rights of the Original Shareholders are not transferable, unless to another Original Shareholder.

On July 15, 2010, Solimar Holdings Ltd. sold to Hazels (Bahamas) Investments Inc. both Original Shareholders and shareholders of the Company before of our initial public offering 2,977,690 shares of Ultrapetrol common stock.

At December 31, 2011, the outstanding common shares are 30,011,628 par value $.01 per share.

At December 31, 2011 our shareholders Inversiones Los Avellanos S.A. and Hazels (Bahamas) Investments Inc. (a wholly owned subsidiary of Inversiones Los Avellanos S.A.) hold 4,735,517 and 3,128,568, respectively, which represent 15.8% and 10.4%, respectively.  The joint voting power for these shares represents 71.0% of the total voting power and is combined pursuant to an agreement between the Original Shareholders who have agreed to vote their respective shares together in all matters where a vote of Ultrapetrol (Bahamas) Limited's shareholders is required.

Inversiones Los Avellanos S.A. and Hazels (Bahamas) Investments Inc. are controlled by members of the Menendez family, including Felipe Menendez R., our president, chief executive officer and a director, and Ricardo Menendez R., our executive vice president and a director.  As such, they have the ability to exert influence over the operations of the Company.

On January 28, 2011 the shareholders of the Company at a Special General Meeting approved the issuance of up to 13,100,000 shares of common stock if and when holders of the Company's $80,000 7.25% Convertible Senior Notes due 2017 elect to convert their notes pursuant its term. The conversion rate of the Convertible Notes, which is subject to adjustment, shall not exceed 163.1321 shares of common stock per $1 principal amount.

2008 Share repurchase program

Ultrapetrol's Board of Directors has approved a share repurchase program, effective March 17, 2008, for up to a total of $50,000 of the Company's common stock through December 31, 2008. The expiration date of the share repurchase program was extended by the Board of Directors until September 30, 2009, when it finally expired.

At December 31, 2011 the Company had repurchased a total of 3,923,094 common shares, at a total cost of $19,488.

2011 Share repurchase program

Ultrapetrol's Board of Directors has approved a share repurchase program, effective October 24, 2011, for up to a total of $20,000 of the Company's common stock through April 30, 2012. Share repurchases may be made by the Company and certain of its affiliates from time to time in open market transactions at prevailing market prices or in privately negotiated transactions.

During the year ended December 31, 2011, the Company did not acquire any common share.

Registration rights agreement

On September 21, 2006, prior to its initial public offering the Company entered into a registration rights agreement with Inversiones Los Avellanos S.A., Hazels (Bahamas) Investments Inc. and Solimar Holdings Ltd., its shareholders of record immediately prior to the initial public offering, pursuant to which the Company has granted them and certain of their transferees, the right, under certain circumstances and subject to certain restrictions, including any applicable lock-up agreements then in place, to require the Company to register under the Securities Act shares of its common stock held by them. Under the registration rights agreement, these persons will have the right to request the Company to register the sale of shares held by them on their behalf and may also require to make available shelf registration statements permitting sales of shares into the market from time to time over an extended period. In addition, these persons will have the ability to exercise certain piggyback registration rights in connection with registered offerings requested by shareholders or initiated by the Company.